Trade and Other Payables (Details) - Schedule of Trade Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Payable [Abstract]
Trade accounts payable	$ 4,889	$ 5,061
Accruals for invoices to be received	3,922	5,117
Total trade accounts payable	$ 8,811	$ 10,178